Acquisitions	12 Months Ended
Dec. 31, 2013
Acquisitions
20	Acquisitions

The Company accounted for its acquisitions in accordance with ASC 805, “Business Combination” (“ASC 805”). The results of the acquirees’ operations have been included in the consolidated financial statements since the acquisition date. The excess of the fair value of the acquired entities over the fair value of net tangible and intangible assets acquired was recorded as goodwill, which is not deductible for corporate income taxation purposes. The fair value of the acquired entities consists of purchase price and the fair value of non-controlling interests which is measured based on fair value method in accordance with ASC 805 by grossing up the fair value of the controlling interests and taking into consideration control premium discount.

The following table summarizes acquisitions completed during the years ended December 31, 2011, 2012 and 2013:

	Purchase Price	Goodwill	Amortizable Intangibles
2011
All Acquisitions	$9,413	$12,025	$3,716
2012
Dragonbio	35,263	20,545	35,153
Other acquisitions	21,025	12,438	13,248
2013
ZONARE	101,105	70,694	49,100
Other acquisitions	11,284	7,224	8,840

(a)	Transactions completed in 2011

The Company, through one of its PRC subsidiaries, acquired 51% equity interest of Shenzhen Shenke Medical Instrument Technical Development Co., Ltd. (“Shenke”), a provider of infusion pumps, syringes and infusion monitoring systems in the PRC and Suzhou Hyssen Electronic Technology Ltd. (“Hyssen”), a provider of urine analyzers in the PRC on April 1, 2011 and July 25, 2011, respectively. The Company benefits from the synergies created by combining its strong engineering, manufacturing, sales and management platforms with the acquirees’ technology and expertise in the areas of infusion pump and automated urine sediment analyzer in the PRC respectively.

The total purchase consideration for acquisition of 51% equity interest of Shenke and Hyssen amounted to $10,208, which includes $9,413 payable to original shareholders and $795 capital contribution as of December 31, 2011. In Shenke’s acquisition, the total purchase consideration includes an $872 contingent payment which depend upon Shenke meeting certain sales target in 2011. In 2012, there was an adjustment to purchase consideration in an aggregate amount of RMB959 (equivalent to $152) which was recognized as other expenses on the consolidated statements of operations. As of December 31, 2011 and 2012, the purchase consideration payable was $2,142 and $402. The purchase consideration payable was settled in various periods throughout 2011 to 2013.

The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and non-controlling interests at the date of acquisition:

Current assets	$4,212
Property, plant, and equipment	244
Intangible assets	3,716
Goodwill	12,025

Total assets acquired	20,197
Current liabilities	(2,011)
Deferred tax liabilities	(926)

Net assets acquired	17,260
Non-controlling interests	(7,847)

Total purchase consideration	$9,413
Less: Purchase consideration payable	(2,142)
Less: Cash acquired	(741)

Total purchase consideration, net of purchase consideration payable and cash acquired	$6,530

Goodwill associated with Shenke and Hyssen is attributable to the patient monitoring segment and the in-vitro diagnostic segment, respectively. Acquired intangibles are amortized on a straight line basis over the estimated useful lives. The estimated amounts recognized on the acquired identifiable intangible assets and their respective useful lives are shown in the following table:

	Estimated Useful Life	Gross Carrying Amount
Tradename	10 years	$1,306
Technology	10 years	1,631
Customer relationships	10 years	779

Total		$3,716

For all acquisitions completed during the year ended December 31, 2011, the overall weighted-average useful lives of total acquired intangible assets were 10 years.

(b)	Transactions completed in 2012

1.	Acquisition of Dragonbio

The Company, through one of its PRC subsidiaries, acquired 51% equity interest of Wuhan Dragonbio Surgical Implant Co., Ltd. (“Dragonbio”), a domestic medical orthopedic products provider that specializes in trauma, spine, joint and other surgical products in July 2012. The Company expects to gain access to the fast-growing Chinese orthopedic market and potentially expand into additional international markets in the future through the combined business benefits from the transaction.

The total consideration for 51% equity interest of Dragonbio amounted to $35,263, which is subject to downward adjustments depending upon Dragonbio meeting its audited sales target in 2012. As of December 31, 2012, management estimated that no adjustments were required to the consideration amounts based on actual unaudited 2012 results. As of December 31, 2012, the purchase consideration payable was $14,402, of which $14,282 is placed under an escrow account and is classified as restricted investment. Such payable was settled in 2013 and there is no adjustment to consideration amounts.

The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and non-controlling interests at the date of acquisition.

Current assets	$9,557
Property, plant, and equipment	2,185
Intangible assets	35,153
Land use rights	1,436
Goodwill	20,545

Total assets acquired	68,876
Current liabilities	(3,030)
Deferred tax liabilities	(5,274)

Net assets acquired	60,572
Non-controlling interests	(25,309)

Total purchase consideration	35,263
Less: Purchase consideration payable	(14,106)
Less: Cash acquired	(1,817)

Total purchase consideration, net of purchase consideration payable and cash acquired	$19,340

Goodwill associated with Dragonbio is attributable to other segment. Acquired intangibles are amortized on a straight line basis over the estimated useful lives. The estimated amounts recognized on the acquired identifiable intangible assets and their respective lives are shown in the following table:

	Estimated Useful Life	Gross Carrying Amount
Tradename	15 years	$905
Technology	15 years	20,455
Customer relationships	12 years	13,793

Total		$35,153

2.	Acquisition of other PRC entities

In 2012, the Company, through one of its PRC subsidiaries, completed the acquisitions for four other PRC entities, namely, (1) Zhejiang Greenlander Information Technology Co., Ltd (‘Greenlander’), a healthcare IT solutions provider specializing in Picture Archiving & Communication System (‘PACS’) and Radiology Information System (‘RIS’); (2) Hunan Changsha Tiandiren Biotech (‘Tiandiren’), a provider of microbiology analysis solutions; (3) Hangzhou Optcla Medical Instrument Co., Ltd (‘Optcla’), a provider of rigid endoscopes and related surgical instruments and consumables; and (4) Shanghai Medical Optical Instrument Co., Ltd (‘SMOIF’), a provider of flexible endoscopes and related surgical instruments. The acquired % equity interest for these four acquirees were 54.3%, 51.0%, 57.7% and 100%, respectively. The Company expects to benefit from the synergies created by combining its strong engineering, manufacturing, sales and management platforms with the acquirees’ technology and expertise in their respective areas.

The total purchase consideration for the above four other PRC entities was $21,025, $2,802 of which relating to the acquisition of one of the entities is subject to downward adjustments depending upon the entity meeting its audited net profit target in 2012. As of December 31, 2012, management estimated that no adjustments were required to the consideration amounts based on actual unaudited 2012 results of such entity. During the year ended December 31, 2013, there was an adjustment to purchase consideration amounted to RMB295 (equivalent to $48) which was recognized as other expenses on the consolidated statements of operations.

Subsequent to the completion of the acquisition, the Company, through one of its PRC subsidiaries, further injected capital in an aggregate amount of RMB11,000 (equivalent to $1,750) to increase its equity interest on Greenlander and Optcla up to 60%, with a corresponding increase in non-controlling interests of $623. An additional RMB6,500 (equivalent to $1,033) was further injected to Tiandiren based on their respective equity interest, by the Company through one of its PRC subsidiaries and its non-controlling interest, of $527 and $506, respectively.

As of December 31, 2012 and 2013, the total purchase consideration payable was $5,550, of which $1,779 is placed under an escrow account and is classified as restricted cash, and $213, respectively. The outstanding purchase consideration payable was expected to be settled in 2014.

The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and non-controlling interests at the date of acquisition:

Current assets	$6,334
Property, plant, and equipment	1,239
Intangible assets	13,248
Goodwill	12,438

Total assets acquired	33,259
Current liabilities	(1,231)
Deferred tax liabilities	(2,188)

Net assets acquired	29,840
Non-controlling interests	(8,815)

Total purchase consideration	21,025
Less: purchase consideration payable	(5,485)
Less: Cash acquired	(2,294)

Total purchase consideration, net of purchase consideration payable and cash acquired	$13,246

Goodwill associated with Tiandiren and the three other PRC entities is attributable to in-vitro diagnostic segment and other segment, respectively. Acquired intangibles are amortized on a straight line basis over the estimated useful lives. The estimated amounts recognized on the acquired identifiable intangible assets and their respective lives are shown in the following table.

	Estimated Useful Life	Gross Carrying Amount
Tradename	9-15 years	$1,712
Technology	6-15 years	4,855
Customer relationships	9-12 years	6,681

Total		$13,248

For all acquisitions completed during the year ended December 31, 2012, the weighted-average useful life of tradename, technology and customer relationships were 13.5 years, 14.7 years and 11.2 years, respectively and the overall weighted-average useful life of acquired intangible assets were 13.2 years.

(c)	Transactions completed in 2013

1.	Acquisition of ZONARE

In July 2013, the Company, through its Netherlands subsidiary, acquired 100% equity interest of ZONARE Medical Systems, Inc. (“ZONARE”), an ultrasound technology leader in the high-end radiology segment. The Company expects to strengthen its high-end ultrasound R&D and U.S. sales capabilities in order to furthering the Company’s goal of becoming a worldwide leading provider of high-quality imaging products.

The total consideration for 100% equity interest of ZONARE amounted to $101,105. As of December 31, 2013, the total purchase consideration payable in respect of ZONARE’s acquisition amounted to $17,382, and of which $17,367 is placed under an escrow account and is classified as restricted cash-non-current as of December 31, 2013. The restricted cash held by the escrow agent was exclusively for indemnification claims that may be made by the Company and will be released in various periods throughout 2015 and 2016.

The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and non-controlling interests at the date of acquisition:

Current assets	$21,297
Property, plant, and equipment	2,235
Intangible assets	49,100
Goodwill	70,694

Total assets acquired	143,326
Current liabilities	(22,774)
Deferred tax liabilities	(16,694)
Long-term liabilities	(2,478)
Non-controlling interests	(275)

Total purchase consideration	101,105
Less: Purchase consideration payable	(17,382)
Less: Cash acquired	(529)

Total purchase consideration, net of purchase consideration payable and cash acquired	$83,194

Goodwill associated with ZONARE is attributable to medical imaging systems segment. Acquired intangibles are amortized on a straight line basis over the estimated useful lives. The estimated amounts recognized on the acquired identifiable intangible assets and their respective lives are shown in the following table:

	Estimated Useful Life	Gross Carrying Amount
Technology	1-13 years	$43,800
Customer relationships	12 years	5,300

Total		$49,100

2.	Acquisition of other entities

In January 2013, the Company, through its PRC subsidiary, acquired 51% equity interest in Beijing Precil Instrument Co., Ltd, (“Beijing Precil”), a provider of coagulation analyzers and related products in the PRC. The Company expects to benefit from the synergies created by combining its strong engineering, manufacturing, sales and management platforms with the acquiree’s technology and expertise in the area of coagulation analyzers.

In September 2013, the Company, through one of its Hong Kong subsidiaries, acquired 100% equity interest of Ulco Medical Pty. Ltd. (“Ulco” which is subsequently renamed as “Mindray Medical Australia (Holdings) Pty Ltd.” ), an Australian-based former distributor of Mindray in relation to patient monitoring and life support products since 2007. The Company expects to leverage Ulco’s comprehensive sales and services capabilities to further strengthen its market presence in Australia, New Zealand and other Oceania Islands.

The total consideration for the acquisitions in relation to Beijing Precil and Ulco amounted to $11,284. Ulco’s consideration is subject to adjustments, depending upon 1) its inventory and accounts receivable balances one year after acquisition date, and 2) meeting a targeted net assets value as of acquisition date. As of December 31, 2013, the Company estimated that no adjustments were required to the consideration amount based on actual unaudited 2013 results.

As of December 31, 2013, the total purchase consideration payable was $2,862, of which $546 is placed under an escrow account and is classified as restricted cash-current. The total purchase consideration payable is expected to be settled in 2014.

The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and non-controlling interests at the date of acquisitions:

Current assets	$6,306
Property, plant, and equipment	252
Other assets	83
Intangible assets	8,840
Goodwill	7,224

Total assets acquired	22,705
Current liabilities	(3,052)
Deferred tax liabilities	(1,480)
Long-term liabilities	(81)
Non-controlling interests	(6,808)

Total purchase consideration	11,284
Less: Purchase consideration payable	(2,826)
Less: Cash acquired	(2,604)

Total purchase consideration, net of purchase consideration payable and cash acquired	$5,854

Goodwill associated with Ulco and Beijing Precil is attributable to patient monitoring and life support devices segment and in-vitro diagnostic products segment, respectively. Acquired intangibles are amortized on a straight line basis over the estimated useful lives. The estimated amounts recognized on the acquired identifiable intangible assets and their respective lives are shown in the following table:

	Estimated Useful Life	Gross Carrying Amount
Tradename	20 years	$1,046
Technology	10 years	1,512
Customer relationships	6 years	6,005
Lease agreement	5 years	277

Total		$8,840

For all acquisitions completed during the year ended December 31, 2013, the weighted-average useful life of tradename, technology, customer relationships and lease agreements were 20.0 years, 12.8 years, 8.8 years and 5.0 years, respectively and the overall weighted-average useful life of acquired intangible assets were 12.1 years.

For all acquisitions in 2011, 2012 and 2013, the Company has not prepared a pro-forma condensed combined statement of operations in accordance with ASC 805 as the acquisitions both individually and in the aggregate are not material, where individual and aggregate net revenue and net income of these acquired entities for their respective acquisition years are less than 5% of the Company’s consolidated net revenue and net income for the corresponding years.